UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number  811-2739
                                    811-10179

Name of Fund:  Merrill Lynch Basic Value Fund, Inc.
               Master Basic Value Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Basic Value Fund, Inc. and Master Basic Value Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments


Merrill Lynch Basic Value Fund, Inc.


Schedule of Investments as of March 31, 2006


Beneficial Interest                          Mutual Funds                                                               Value
$  2,467,043,496                             Master Basic Value Trust                                           $   7,902,583,814

                                             Total Mutual Funds (Cost - $5,547,290,695) - 100.1%                    7,902,583,814

Total Investments (Cost - $5,547,290,695) - 100.1%                                                                  7,902,583,814
Liabilities in Excess of Other Assets - (0.1%)                                                                        (3,696,696)
                                                                                                                -----------------
Net Assets - 100.0%                                                                                             $   7,898,887,118
                                                                                                                =================


Master Basic Value Trust

Schedule of Investments as of March 31, 2006
                                                  Shares                                                               Percent of
           Industry                                 Held    Common Stocks                                  Value       Net Assets
Above-     Diversified Telecommunication       3,751,700    AT&T, Inc. (f)                           $     101,445,968      1.3%
Average       Services
Yield      Metals & Mining                     5,255,200    Alcoa, Inc.                                    160,598,912      2.0
           Capital Markets                     4,270,200    The Bank of New York Co., Inc.                 153,898,008      1.9
           Diversified Telecommunication       2,843,100    BellSouth Corp. (f)                             98,513,415      1.2
              Services
           Food Products                       1,952,500    ConAgra Foods, Inc. (f)                         41,900,650      0.5
           Multi-Utilities                       794,700    Dominion Resources, Inc. (f)                    54,858,141      0.7
           Chemicals                           3,835,100    E.I. du Pont de Nemours & Co.                  161,879,571      2.1
           Pharmaceuticals                     1,397,000    Eli Lilly & Co.                                 77,254,100      1.0
           Oil, Gas & Consumable Fuels         5,292,700    Exxon Mobil Corp.                              322,113,722      4.1
           Industrial Conglomerates            4,339,900    General Electric Co.                           150,941,722      1.9
           Food Products                       3,270,700    General Mills, Inc.                            165,759,076      2.1
           Pharmaceuticals                     2,234,400    GlaxoSmithKline Plc (b)(f)                     116,881,464      1.5
           Aerospace & Defense                 3,186,500    Honeywell International, Inc. (f)              136,286,605      1.7
           Paper & Forest Products             3,834,100    International Paper Co. (f)                    132,544,837      1.7
           Diversified Financial Services      7,606,992    JPMorgan Chase & Co.                           316,755,147      4.0
           Pharmaceuticals                     1,362,700    Johnson & Johnson                               80,699,094      1.0
           Chemicals                             676,900    PPG Industries, Inc.                            42,881,615      0.5
           Pharmaceuticals                     4,823,700    Pfizer, Inc.                                   120,206,604      1.5
           Multi-Utilities                     1,595,200    Public Service Enterprise Group, Inc.          102,156,608      1.3
           Electric Utilities                  2,148,500    The Southern Co. (f)                            70,406,345      0.9
           Diversified Telecommunication       3,137,500    Verizon Communications, Inc.                   106,863,250      1.4
              Services                                                                               -----------------    ------
                                                                                                         2,714,844,854     34.3

Below-     Insurance                           1,338,300    The Allstate Corp.                              69,738,813      0.9
Average    Insurance                           2,212,700    American International Group, Inc.             146,237,343      1.8
Price/     Commercial Banks                    4,771,221    Bank of America Corp.                          217,281,404      2.7
Earnings   Health Care Equipment &             3,220,500    Baxter International, Inc.                     124,987,605      1.6
Ratio         Supplies
           Diversified Financial Services      3,899,400    Citigroup, Inc.                                184,207,656      2.3
           Beverages                           5,776,100    Coca-Cola Enterprises, Inc.                    117,485,874      1.5
           Insurance                           4,411,100    Genworth Financial, Inc. Class A               147,463,073      1.9
           Computers & Peripherals             3,597,700    Hewlett-Packard Co.                            118,364,330      1.5
           Household Durables                  2,868,500    Koninklijke Philips Electronics NV              96,525,025      1.2
           Food Products                       2,355,100    Kraft Foods, Inc. (f)                           71,383,081      0.9
           Hotels, Restaurants & Leisure       3,279,700    McDonald's Corp.                               112,690,492      1.4
           Capital Markets                     4,422,900    Morgan Stanley                                 277,846,578      3.5
           Aerospace & Defense                 2,311,600    Northrop Grumman Corp. (f)                     157,859,164      2.0
           Pharmaceuticals                     5,214,000    Schering-Plough Corp.                           99,013,860      1.3
           Food Products                       1,669,300    Unilever NV (b)                                115,548,946      1.5
           IT Services                        14,530,675    Unisys Corp. (a)(f)                            100,116,351      1.3
                                                                                                     -----------------    ------
                                                                                                         2,156,749,595     27.3

Low Price- Communications Equipment            6,189,515    3Com Corp. (a)                                  31,690,317      0.4
to-Book    Oil, Gas & Consumable Fuels           571,300    Anadarko Petroleum Corp. (f)                    57,707,013      0.7
Value      Oil, Gas & Consumable Fuels           555,600    Chevron Corp.                                   32,208,132      0.4
           Media                               4,124,500    Comcast Corp. Special Class A (a)(f)           107,731,940      1.4
           Machinery                           1,179,000    Deere & Co.                                     93,199,950      1.2
           Energy Equipment & Services         2,550,900    GlobalSantaFe Corp. (f)                        154,967,175      2.0
           Energy Equipment & Services         1,155,900    Halliburton Co. (f)                             84,403,818      1.1
           Insurance                           1,004,900    Hartford Financial Services Group, Inc.         80,944,695      1.0
           Household Products                  2,756,400    Kimberly-Clark Corp.                           159,319,920      2.0
           Semiconductors &                   11,796,615    LSI Logic Corp. (a)(f)                         136,368,869      1.7
              Semiconductor Equipment
           Semiconductors &                    1,296,500    Novellus Systems, Inc. (a)                      31,116,000      0.4
              Semiconductor Equipment
           Aerospace & Defense                 4,508,500    Raytheon Co.                                   206,669,640      2.6
           Insurance                           3,484,076    The St. Paul Travelers Cos., Inc.              145,599,536      1.9
           Computers & Peripherals            18,789,700    Sun Microsystems, Inc. (a)(f)                   96,391,161      1.2
           Media                               9,943,800    Time Warner, Inc.                              166,956,402      2.1
           Industrial Conglomerates            6,087,700    Tyco International Ltd.                        163,637,376      2.1
           Media                               3,796,900    Walt Disney Co. (f)                            105,895,541      1.3
           Commercial Banks                    3,971,500    Wells Fargo & Co.                              253,659,705      3.2
                                                                                                     -----------------    ------
                                                                                                         2,108,467,190     26.7

Price-to-  Food & Staples Retailing            2,123,000    The Kroger Co.                                  43,224,280      0.5
Earnings   Software                            1,448,700    Oracle Corp. (a)(f)                             19,832,703      0.3
Per Share  Insurance                           1,198,400    XL Capital Ltd. Class A (f)                     76,829,424      1.0
           Office Electronics                  3,556,500    Xerox Corp. (a)                                 54,058,800      0.7
                                                                                                     -----------------    ------
                                                                                                           193,945,207      2.5

Special    Energy Equipment & Services         2,040,400    BJ Services Co. (f)                             70,597,840      0.9
Situations Semiconductors &                    4,379,700    Fairchild Semiconductor International,
              Semiconductor Equipment                       Inc. (a)(f)                                     83,520,879      1.0
           Specialty Retail                    5,100,700    The Gap, Inc.                                   95,281,076      1.2
           Computers & Peripherals             2,660,000    International Business Machines Corp.          219,370,200      2.8
           Media                              11,658,800    Interpublic Group of Cos., Inc. (a)(f)         111,458,128      1.4
           Communications Equipment            4,210,100    Nokia Oyj (b)(f)                                87,233,272      1.1
                                                                                                     -----------------    ------
                                                                                                           667,461,395      8.4

                                                            Total Common Stocks
                                                            (Cost - $5,483,833,951)                      7,841,468,241     99.2


                                              Beneficial
                                                Interest    Short-Term Securities
                                         $   714,111,150    Merrill Lynch Liquidity Series, LLC
                                                            Money Market Series, 4.75% (c)(d)(e)           714,111,150      9.0

                                                            Total Short-Term Securities
                                                            (Cost - $714,111,150)                          714,111,150      9.0

                                                            Total Investments
                                                            (Cost - $6,197,945,101)                      8,555,579,391    108.2


                                               Number of
                                               Contracts    Options Written
           Call Options Written                   10,000    McDonald's Corp., expiring
                                                            September 2006 at USD 40                         (500,000)      0.0

                                                            Total Options Written
                                                            (Premiums Received - $1,219,962)                 (500,000)      0.0

                                                            Total Investments, Net of Options
                                                            Written (Cost - $6,196,725,139*)             8,555,079,391    108.2
                                                            Liabilities in Excess of Other Assets        (646,095,714)     (8.2)
                                                                                                     -----------------    ------
                                                            Net Assets                               $   7,908,983,677    100.0%
                                                                                                     =================    ======


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $   6,226,920,877
                                                  =================
    Gross unrealized appreciation                 $   2,410,973,531
    Gross unrealized depreciation                      (82,815,017)
                                                  -----------------
    Net unrealized appreciation                   $   2,328,158,514
                                                  =================


(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net             Interest
    Affiliate                                   Activity           Income

    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I                     $  (335,609,701     $  1,719,900
    Merrill Lynch Liquidity Series, LLC
    Money Market Series                     $   585,351,300     $    283,393


(d) Security was purchased with the cash proceeds from securities loans.

(e) Variable rate security.

(f) Security, or a portion of security, is on loan.

  o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Basic Value Fund, Inc. and Master Basic Value Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Basic Value Fund, Inc. and Master Basic Value Trust


Date:  May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Basic Value Fund, Inc. and Master Basic Value Trust


Date:  May 22, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Basic Value Fund, Inc. and Master Basic Value Trust


Date:  May 22, 2006